Note 21 - Borrowings - Borrowings Evolution (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023
Note 21 - Borrowings
At the beginning of the year, noncurrent		$ 48,304
At the beginning of the year, current		535,133
At the end of the year, noncurrent		11,399	$ 48,304
At the end of the year, current		425,999	535,133
At the beginning of the year		583,437	728,762
Translation differences		(6,805)	(74,806)
Proceeds and repayments, net		(128,761)	(211,797)
Interests accrued less payments		(3,707)	(2,691)
Increase due to business combinations	[1]		122,839
Overdrafts variation		(6,766)	21,130
At the end of the year		$ 437,398	$ 583,437

[1]	For the year 2023, related to GPC acquisition.